Property, plant and equipment (Impairment) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment .
Impairment loss of property, plant and equipment (Note 7)	¥ 7,847,378	¥ 5,719,990	¥ 989,778